Net Change in Operating Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Decrease (increase) in operating assets:
Trade and accounts receivable	$ 245	$ 19	$ 52
Inventories, stockpiles and ore on leach pads	(755)	(729)	(495)
EGR refinery and other assets	475	(346)	(266)
Other assets	(37)	(80)	(51)
Increase (decrease) in operating liabilities:
Accounts payable and other accrued liabilities	(480)	(210)	226
EGR refinery and other liabilities	(475)	346	266
Reclamation liabilities	(59)	(73)	(43)
Net change in operating assets and liabilities	$ (1,086)	$ (1,073)	$ (311)